Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2016	$1,439.5	$(506.1)	$933.4	$939.6	$(9.4)	$(1.1)	$4.3
Other comprehensive income (loss) before reclassifications:
Investment securities	636.9	(224.0)	412.9	412.9	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(8.0)	2.8	(5.2)	0	(5.2)	0	0
Foreign currency translation adjustment	0.4	(0.1)	0.3	0	0	0.3	0
Loss attributable to noncontrolling interest (NCI)	(3.5)	1.2	(2.3)	0	0	0	(2.3)
Total other comprehensive income (loss) before reclassifications	625.8	(220.1)	405.7	412.9	(5.2)	0.3	(2.3)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(14.9)	5.3	(9.6)	(9.6)	0	0	0
Net realized gains (losses) on securities	103.3	(36.2)	67.1	67.1	0	0	0
Other gains (losses)[1]	(1.2)	0.4	(0.8)	0	0	(0.8)	0
Interest expense	0.3	(0.1)	0.2	0	0.2	0	0
Total reclassification adjustment for amounts realized in net income	87.5	(30.6)	56.9	57.5	0.2	(0.8)	0
Total other comprehensive income (loss)	538.3	(189.5)	348.8	355.4	(5.4)	1.1	(2.3)
Total at December 31, 2017	$1,977.8	$(695.6)	$1,282.2	$1,295.0	$(14.8)	$0	$2.0
 [1]During 2017, we ceased writing insurance in Australia resulting in a loss of $1.2 million relating to the foreign currency translation adjustment. The loss is netted against a gain on extinguishment of debt (see Note 4 – Debt) in other gains (losses) on our consolidated statements of comprehensive income for the year end December 31, 2017.

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2015	$1,234.5	$(434.1)	$800.4	$809.0	$(8.2)	$(1.5)	$1.1
Other comprehensive income (loss) before reclassifications:
Investment securities	320.5	(112.6)	207.9	207.9	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	(0.1)	0.1	0	0	0	0	0
Forecasted transactions	0	0	0	0	0	0	0
Foreign currency translation adjustment	0.6	(0.2)	0.4	0	0	0.4	0
Loss attributable to noncontrolling interest (NCI)	5.1	(1.9)	3.2	0	0	0	3.2
Total other comprehensive income (loss) before reclassifications	326.1	(114.6)	211.5	207.9	0	0.4	3.2
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(27.1)	9.5	(17.6)	(17.6)	0	0	0
Net realized gains (losses) on securities	146.3	(51.4)	94.9	94.9	0	0	0
Other gains (losses)	0	0	0	0	0	0	0
Interest expense	1.9	(0.7)	1.2	0	1.2	0	0
Total reclassification adjustment for amounts realized in net income	121.1	(42.6)	78.5	77.3	1.2	0	0
Total other comprehensive income (loss)	205.0	(72.0)	133.0	130.6	(1.2)	0.4	3.2
Total at December 31, 2016	$1,439.5	$(506.1)	$933.4	$939.6	$(9.4)	$(1.1)	$4.3

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	(198.7)	67.5	(131.2)	(131.2)	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(12.9)	4.5	(8.4)	0	(8.4)	0	0
Foreign currency translation adjustment	(1.8)	0.6	(1.2)	0	0	(1.2)	0
Loss attributable to noncontrolling interest (NCI)	1.6	(0.5)	1.1	0	0	0	1.1
Total other comprehensive income (loss) before reclassifications	(211.8)	72.1	(139.7)	(131.2)	(8.4)	(1.2)	1.1
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(23.8)	8.4	(15.4)	(15.4)	0	0	0
Net realized gains (losses) on securities	149.7	(52.5)	97.2	97.1	0.1	0	0
Other gains (losses)	0	0	0	0	0	0	0
Interest expense	1.8	(0.6)	1.2	0	1.2	0	0
Total reclassification adjustment for amounts realized in net income	127.7	(44.7)	83.0	81.7	1.3	0	0
Total other comprehensive income (loss)	(339.5)	116.8	(222.7)	(212.9)	(9.7)	(1.2)	1.1
Total at December 31, 2015	$1,234.5	$(434.1)	$800.4	$809.0	$(8.2)	$(1.5)	$1.1

In an effort to manage interest rate risk, we entered into forecasted transactions on each of The Progressive Corporation’s outstanding debt issuances. We expect to reclassify $1.0 million (pretax) into interest expense during the next 12 months, related to net unrealized losses on forecasted transactions (see Note 4 – Debt for further discussion).